Other Financial Assets	12 Months Ended
Dec. 31, 2017
Other Financial Assets [Abstract]
Other Financial Assets
12.	Other Financial Assets

(1)	Other financial assets as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Loans and receivables	￦	198,133	683,353	244,309	711,069
Allowance for doubtful accounts		—	(4,532)	—	(8,948)
Present value discount		(1,001)	(41,746)	(976)	(39,813)
Long / short-term financial instruments		2,281,460	414,466	1,702,084	542,430
Financial assets at fair value through profit or loss		—	—	—	111,512

	￦	2,478,592	1,051,541	1,945,417	1,316,250

(2)	Loans and receivables as of December 31, 2016 and 2017 are as follows:

		2016
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	29,028	—	(1,001)	28,027
Loans for housing		12,556	—	—	12,556
Fisheries loan		352	—	—	352
Other loans		156,197	—	—	156,197

		198,133	—	(1,001)	197,132

Long-term loans and receivables
Loans for tuition		404,200	—	(41,593)	362,607
Loans for housing		125,850	—	—	125,850
Loans for related parties		91,249	(4,532)	—	86,717
Fisheries loan		1,312	—	(153)	1,159
Other loans		60,742	—	—	60,742

		683,353	(4,532)	(41,746)	637,075

	￦	881,486	(4,532)	(42,747)	834,207

		2017
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,763	—	(976)	32,787
Loans for housing		14,126	—	—	14,126
Fisheries loan		352	—	—	352
Other loans		196,068	—	—	196,068

		244,309	—	(976)	243,333

Long-term loans and receivables
Loans for tuition		408,803	—	(39,716)	369,087
Loans for housing		140,452	—	—	140,452
Loans for related parties		94,581	(8,948)	—	85,633
Fisheries loan		960	—	(97)	863
Other loans		66,273	—	—	66,273

		711,069	(8,948)	(39,813)	662,308

	￦	955,378	(8,948)	(40,789)	905,641

(3)	Changes in the allowance for doubtful accounts of loans and receivables for the year ended December 31, 2017 is as follows:

		2017
		In millions of won
Beginning balance	￦	4,532
Bad debt expense		2,465
Other		1,951

Ending balance	￦	8,948

(4)	Long-term and short-term financial instruments as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,820,391	30,000	1,479,034	2
ABCP		351,800	132,600	145,000	65,600
CP		16,000	—	58,050	—
CD		60,443	—	10,000	—
RP		—	1,521	10,000	1,634
Others		32,826	250,345	—	475,194

	￦	2,281,460	414,466	1,702,084	542,430